Label	Element	Value
LiabilitiesForContingentConsiderationAtFairValue	SWRD_LiabilitiesForContingentConsiderationAtFairValue	$ 692,469
Block 40 L L C 2023 [Member]
Equity, Attributable to Parent	us-gaap_StockholdersEquity	60,110,646
Equity, Attributable to Parent	us-gaap_StockholdersEquity	46,498,065
Preferred Stock issuances for cash.	us-gaap_StockIssuedDuringPeriodValueNewIssues	2,536,050
Net loss to common shareholders	us-gaap_NetIncomeLossAvailableToCommonStockholdersBasic	(16,148,631)
Block 40 L L C 2024 [Member]
Equity, Attributable to Parent	us-gaap_StockholdersEquity	46,498,065
Equity, Attributable to Parent	us-gaap_StockholdersEquity	36,418,400
Preferred Stock issuances for cash.	us-gaap_StockIssuedDuringPeriodValueNewIssues	3,659,816
Net loss to common shareholders	us-gaap_NetIncomeLossAvailableToCommonStockholdersBasic	$ (13,739,481)